UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM l3F COVERPAGE

Report for the Calendar Year or Quarter Ended: 12/31/04
                                               --------
Check here if Amendment [   ]; Amendment Number: _______

This Amendment (Check only one.): [ ] is a restatement.

                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Income Research & Management, Inc.
      ----------------------------------
Address: Two International Place
         --------------------------
         23rd floor
         ----------
         Boston, MA 02110-4106
         ---------------------

Form l3F File Number: 28-10329
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christina Gaughran
       -----------------
Title: Vice President
       --------------
Phone: (617) 330-9333             _
       --------------

Signature, Place, and Date of Signing:



Christina Gaughran                 Boston, MA              1/25/2005
------------------                 ----------              ---------
 {Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[X] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] l3FNOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] l3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0
                                  ---------

Form 13F Information Table Entry Total:   50
                                       -------

Form 13F Information Table Value Total:  264,031.24
                                        ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form l3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


COLUMN 1                                  COLUMN 2                COLUMN 3                      COLUMN 4             COLUMN 5
NAME OF ISSUER                            TITLE OF CLASS           CUSIP                         MARKET               SHRS OR
                                                                                               X ($1000)              PRN AMT

BOEING                                    COM                    97023105                           93.14             1,750 SH
CENDANT                                   COM                    151313103                          65.46             2,800 SH
CITIGROUP                                 COM                    172967101                          66.49             1,380 SH
CORNING                                   COM                    219350105                          18.83             1,600 SH
FORD                                      COM                    345370860                          87.84             6,000 SH
GENERAL MOTORS (sh)                       DEB SR CONV B          370442733                       9,813.64           426,680 SH
RUSSELL 2000                              COM                    464287655                          64.75               500 SH
LIBERTY MEDIA                             COM                    530718105                          32.94             3,000 SH
MERCK                                     COM                    589331107                          57.85             1,800 SH
MILACRON INC                              COM                    598709103                          23.40             6,904 SH
MOTOROLA                                  COM                    620076109                          87.72             5,100 SH
NORTHROP                                  COM                    666807102                          89.69             1,650 SH
PFIZER INC                                COM                    717081103                          20.17               750 SH
QWEST COMMUNICATIONS                      COM                    749121109                          39.96             9,000 SH
RITE AID                                  COM                    767754104                          28.79             7,865 SH
SOLECTRON                                 COM                    834182107                          10.66             2,000 SH
SUN MICROSYSTEMS                          COM                    866810104                          10.76             2,000 SH
TIME WARNER                               COM                    887317105                          68.04             3,500 SH
TYCO                                      COM                    902124106                         121.52             3,400 SH
WACHOVIA CORP                             COM                    929903102                          74.96             1,425 SH
JOHNSON & JOHNSON                         SDCV                   02261WAB5                      14,880.95            17,080 PRN
AMERICAN INTL GROUP                       DBCV 11/0              026874AP2                      22,872.64            34,590 PRN
AMGEN INC                                 NOTE 3/0               031162AE0                      13,933.01            18,765 PRN
BRISTOL-MYER                              DBCV 9/1               110122AM0                      15,311.56            15,200 PRN
BRISTOL-MYER                              DBCV 9/1               110122AN8                       3,888.33             3,860 PRN
CSX CORP                                  DBCV 10/3              126408GA5                       5,607.15             6,445 PRN
COMCAST                                   CL A                   20030N101                          66.56             2,000 SH
DIAMOND OFFSHORE DRILLING                 SR DB CV 144A          25271CAD4                       2,126.33             2,000 PRN
DIAMOND OFFSHORE DRILLING                 SUB DB CONV            25271CAE2                      20,981.59            19,735 PRN
WALT DISNEY                               Note 2.125% 4/1        254687AU0                       8,120.49             7,270 PRN
DUKE ENERGY                               NOTE 1.75% 5/1         264399EJ1                       6,570.71             5,842 PRN
FRANKLIN RESOURCES                        NOTE 5/1               354613AC5                       7,037.50            10,000 PRN
FREESCALE                                 COM                    35687M206                          10.01               562 SH
GENERAL MILLS                             DBCV 10/2              370334AU8                       2,675.53             3,775 PRN
HCC INSURANCE                             NOTE 1.30% 4/0         404132AB8                      16,131.94            14,875 PRN
HORACE MANN EDUCATORS                     NOTE 1.75% 5/1         440327AG9                         953.72             2,000 PRN
INTL PAPER                                DBCV 6/2               460146BM4                       5,967.00            10,800 PRN
LEGG MASON                                NOTE 6/0               524901AG0                       7,416.75             8,700 PRN
LOEWS-DO                                  Note 2.125% 4/1        540424AL2                         198.34               200 PRN
LOWES COMPANIES                           NOTE 2/1               548661CF2                      12,114.17            12,735 PRN
MEDTRONIC INC                             CONV DEB 144A          585055AA4                       7,789.59             7,675 PRN
MEDTRONIC INC                             CONV DEB 144A          585055AB2                      17,172.63            16,920 PRN
MERRILL-KR                                MTNF 1% 2/1            59018SZ23                       4,113.30             4,175 PRN
PMI GROUP INC                             DBCV 3.875% 11/        69344MAE1                       1,115.28             1,000 PRN
RADIAN GROUP INC                          DBCV 3.875% 11/        750236AF8                       8,723.13             8,500 PRN
SCHLUMBERGER SER B                        DBCV 3.875% 11/        806857AD0                       1,341.40             1,240 PRN
TRAVELERS (sh)                            NT CV JR 2032          89420G307                      21,141.60           919,200 SH
VERIZON GLOBAL                            NOTE 5/1               92344GAN6                      22,719.55            37,169 PRN
VERIZON GLOBAL                            DB CV ZRO 144A         92344GAP1                       2,069.08             3,385 PRN
WASTE MANAGEMENT                          COM                    94106L109                         104.79             3,500 SH

                                                                                                                 COLUMN 8
                                                COLUMN 6         COLUMN 7                               VOTING AUTHORITY
                                 SH/    PUT/   INVESTMENT         OTHER                  --------------------------------------
                                 PRN    CALL   DISCRETION       MANAGERS                        SOLE              SHARED
BOEING                                            SOLE             NONE                           0                  0          NONE
CENDANT                                           SOLE             NONE                           0                  0          NONE
CITIGROUP                                         SOLE             NONE                           0                  0          NONE
CORNING                                           SOLE             NONE                           0                  0          NONE
FORD                                              SOLE             NONE                           0                  0          NONE
GENERAL MOTORS (sh)                   P           SOLE             NONE                           0                  0          NONE
RUSSELL 2000                                      SOLE             NONE                           0                  0          NONE
LIBERTY MEDIA                                     SOLE             NONE                           0                  0          NONE
MERCK                                             SOLE             NONE                           0                  0          NONE
MILACRON INC                                      SOLE             NONE                           0                  0          NONE
MOTOROLA                                          SOLE             NONE                           0                  0          NONE
NORTHROP                                          SOLE             NONE                           0                  0          NONE
PFIZER INC                                        SOLE             NONE                           0                  0          NONE
QWEST COMMUNICATIONS                              SOLE             NONE                           0                  0          NONE
RITE AID                                          SOLE             NONE                           0                  0          NONE
SOLECTRON                                         SOLE             NONE                           0                  0          NONE
SUN MICROSYSTEMS                                  SOLE             NONE                           0                  0          NONE
TIME WARNER                                       SOLE             NONE                           0                  0          NONE
TYCO                                              SOLE             NONE                           0                  0          NONE
WACHOVIA CORP                                     SOLE             NONE                           0                  0          NONE
JOHNSON & JOHNSON                     P           SOLE             NONE                           0                  0          NONE
AMERICAN INTL GROUP                   P           SOLE             NONE                           0                  0          NONE
AMGEN INC                             P           SOLE             NONE                           0                  0          NONE
BRISTOL-MYER                          P           SOLE             NONE                           0                  0          NONE
BRISTOL-MYER                          P           SOLE             NONE                           0                  0          NONE
CSX CORP                              P           SOLE             NONE                           0                  0          NONE
COMCAST                                           SOLE             NONE                           0                  0          NONE
DIAMOND OFFSHORE DRILLING             P           SOLE             NONE                           0                  0          NONE
DIAMOND OFFSHORE DRILLING             P           SOLE             NONE                           0                  0          NONE
WALT DISNEY                           P           SOLE             NONE                           0                  0          NONE
DUKE ENERGY                           P           SOLE             NONE                           0                  0          NONE
FRANKLIN RESOURCES                    P           SOLE             NONE                           0                  0          NONE
FREESCALE                                         SOLE             NONE                           0                  0          NONE
GENERAL MILLS                         P           SOLE             NONE                           0                  0          NONE
HCC INSURANCE                         P           SOLE             NONE                           0                  0          NONE
HORACE MANN EDUCATORS                 P           SOLE             NONE                           0                  0          NONE
INTL PAPER                            P           SOLE             NONE                           0                  0          NONE
LEGG MASON                            P           SOLE             NONE                           0                  0          NONE
LOEWS-DO                                          SOLE             NONE                           0                  0          NONE
LOWES COMPANIES                       P           SOLE             NONE                           0                  0          NONE
MEDTRONIC INC                         P           SOLE             NONE                           0                  0          NONE
MEDTRONIC INC                         P           SOLE             NONE                           0                  0          NONE
MERRILL-KR                                        SOLE             NONE                           0                  0          NONE
PMI GROUP INC                         P           SOLE             NONE                           0                  0          NONE
RADIAN GROUP INC                      P           SOLE             NONE                           0                  0          NONE
SCHLUMBERGER SER B                    P           SOLE             NONE                           0                  0          NONE
TRAVELERS (sh)                                    SOLE             NONE                           0                  0          NONE
VERIZON GLOBAL                        P           SOLE             NONE                           0                  0          NONE
VERIZON GLOBAL                        P           SOLE             NONE                           0                  0          NONE
WASTE MANAGEMENT                                  SOLE             NONE                           0                  0          NONE
